TRADE RECEIVABLES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Legal Cases
TRADE RECEIVABLES
Expected credit loss rate (in percent)		100.00%
Trade receivables
TRADE RECEIVABLES
Reversal of impairment loss recognised in profit or loss	$ 5.9
180 days or less | Bottom of range
TRADE RECEIVABLES
Expected credit loss rate (in percent)		0.00%
180 days or less | Top of range
TRADE RECEIVABLES
Expected credit loss rate (in percent)		3.00%
Later than 180 days | Bottom of range
TRADE RECEIVABLES
Expected credit loss rate (in percent)		10.00%
Later than 180 days | Top of range
TRADE RECEIVABLES
Expected credit loss rate (in percent)		100.00%
More than one year | Bottom of range
TRADE RECEIVABLES
Expected credit loss rate (in percent)		50.00%
More than one year | Top of range
TRADE RECEIVABLES
Expected credit loss rate (in percent)		100.00%